SEGMENT INFORMATION	12 Months Ended
Feb. 28, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20.	SEGMENT INFORMATION

The Group is mainly engaged in after-school tutoring in the PRC. The Group's chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM currently regularly reviews the consolidated financial results of the Group. Therefore, the Group has one single operating and reportable segment.